BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.4%
Consumer Discretionary—2.8%
Del Taco Restaurants, Inc.*	30,152	$183,927
El Pollo Loco Holdings, Inc.*(a)	5,700	79,059
Hudson Ltd., Class A**	36,252	182,710
Jack in the Box, Inc.*(a)	861	57,705
		503,401
Consumer Staples—10.5%
elf Beauty, Inc.*	14,432	247,365
Farmer Brothers Co.*(a)	10,159	78,326
Fresh Del Monte Produce, Inc.	14,582	362,946
Ingles Markets, Inc., Class A	3,441	146,621
Landec Corp.*	31,913	340,512
MGP Ingredients, Inc.(a)	3,997	149,927
Primo Water Corp.	32,768	394,199
TreeHouse Foods, Inc.*	3,657	192,760
		1,912,656
Energy—9.4%
Ardmore Shipping Corp.	28,931	168,957
Brigham Minerals, Inc., Class A	14,181	187,898
Diamondback Energy, Inc.(a)	3,919	166,871
Euronav NV(a)	17,885	180,996
Magnolia Oil & Gas Corp., Class A*(a)	57,091	316,855
Matrix Service Co.*	22,097	243,509
National Energy Services Reunited Corp.*(a)	12,073	68,575
Newpark Resources, Inc.*(a)	47,228	95,401
StealthGas, Inc.*	38,041	101,189
Teekay Tankers Ltd., Class A(a)	10,366	180,161
		1,710,412
Financials—20.6%
Ameris Bancorp	10,504	254,512
Banner Corp.	8,078	303,410
Byline Bancorp, Inc.	6,305	76,606
Essent Group Ltd.	9,237	305,283
First Defiance Financial Corp.	5,421	90,043
First Foundation, Inc.(a)	21,574	321,453
First Interstate BancSystem, Inc., Class A	7,710	240,937
Hanover Insurance Group, Inc., (The)	1,441	144,604
HomeStreet, Inc.	15,475	368,614
Kemper Corp.(a)	2,305	146,137
MGIC Investment Corp.	15,240	125,120
National Bank Holdings Corp., Class A(a)	8,516	223,971
Peoples Bancorp Inc.	3,728	83,768
Popular, Inc.	13,470	531,930
Renasant Corp.	4,942	119,201
United Community Banks, Inc.	11,163	218,237
Webster Financial Corp.	6,287	177,922
		3,731,748
Health Care—3.6%
Accuray, Inc.*	55,674	116,915
BioSpecifics Technologies Corp.*	2,542	158,112
IntriCon Corp.*(a)	8,401	118,790
Invacare Corp.*	18,059	111,244
PetIQ, Inc.*(a)	4,907	150,547
		655,608
Industrials—17.4%
ABM Industries, Inc.	1,331	40,902
Air Transport Services Group, Inc.*	11,687	251,738
Alaska Air Group, Inc.*	5,851	200,046
Argan, Inc.	5,540	204,925
Beacon Roofing Supply, Inc.*(a)	12,671	311,960
Cubic Corp.(a)	2,083	85,840
Echo Global Logistics, Inc.*	4,453	92,177
Great Lakes Dredge & Dock Corp.*	32,397	300,320
Hillenbrand, Inc.(a)	4,112	105,843
ICF International, Inc.	5,079	333,081
JetBlue Airways Corp.*	15,447	155,551
KAR Auction Services, Inc.*	9,256	132,824
Maxar Technologies, Inc.(a)	24,427	368,115
Orion Group Holdings, Inc.*	21,631	56,889
PGT Innovations, Inc.*	6,024	81,987
Tutor Perini Corp.*(a)*	12,460	130,830
Vectrus, Inc.*	5,407	296,952
		3,149,980
Information Technology—10.1%
Alpha & Omega Semiconductor Ltd.*	12,669	133,278
Axcelis Technologies, Inc.*	10,027	269,225
Celestica, Inc.*	27,087	183,650
KBR, Inc.(a)	18,788	440,578
MicroStrategy, Inc., Class A*	898	111,783
NeoPhotonics Corp.*	15,425	133,735
NetScout Systems, Inc.*	3,646	100,156
OneSpan, Inc.*	9,279	188,549
QAD, Inc., Class A	2,772	126,597
SMART Global Holdings, Inc.*(a)	5,313	142,282
		1,829,833
Materials—6.0%
AdvanSix, Inc.*	9,725	115,144
Allegheny Technologies, Inc.*(a)	12,121	105,210
Carpenter Technology Corp.(a)	3,691	86,259
CF Industries Holdings, Inc.(a)	4,272	125,468
Schweitzer-Mauduit International, Inc.	17,594	534,682
Valvoline, Inc.	6,466	118,651
		1,085,414
Real Estate—9.8%
Brixmor Property Group, Inc.(a)*	19,421	216,738
Equity Commonwealth	2,518	84,857
Getty Realty Corp.	6,733	179,232
Industrial Logistics Properties Trust	9,262	173,662
Investors Real Estate Trust	3,800	269,420
Kennedy-Wilson Holdings, Inc.	6,377	89,406
Piedmont Office Realty Trust, Inc., Class A	16,232	270,750
Plymouth Industrial REIT, Inc.	11,111	164,443
UMH Properties, Inc.(a)	26,946	336,286
		1,784,794
Utilities—5.2%
ALLETE, Inc.	2,477	145,474
Avista Corp.(a)	3,995	156,484
New Jersey Resources Corp.	6,939	243,698
NorthWestern Corp.	1,495	89,880
Portland General Electric Co.	1,509	71,089
South Jersey Industries, Inc.(a)	8,540	242,194
		948,819
TOTAL COMMON STOCKS
(Cost $17,014,620)		17,312,665
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	2
TOTAL WARRANTS
(Cost $4,475)		2

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—21.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%(b)	3,877,794	3,877,794
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $3,877,794)		3,877,794
SHORT-TERM INVESTMENTS—4.8%
U.S. Bank Money Market Deposit Account, 0.13%(b)	879,848	879,848
TOTAL SHORT-TERM INVESTMENTS
(Cost $879,848)		879,848
TOTAL INVESTMENTS—121.6%
(Cost $21,776,737)		22,070,309
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.6)%		(3,922,416)
NET ASSETS—100.0%		$18,147,893

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $4,695,156.
(b)	The rate shown is as of May 31, 2020.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2020, these securities amounted to $2 or 0.0% of net assets.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$503,401	$503,401	$-	$-	$-
Consumer Staples	1,912,656	1,912,656	-	-	-
Energy	1,710,412	1,710,412	-	-	-
Financials	3,731,748	3,731,748	-	-	-
Health Care	655,608	655,608	-	-	-
Industrials	3,149,980	3,149,980	-	-	-
Information Technology	1,829,833	1,829,833	-	-	-
Materials	1,085,414	1,085,414	-	-	-
Real Estate	1,784,794	1,784,794	-	-	-
Utilities	948,819	948,819	-	-	-
Warrants	2	-	-	2	-
Investments Purchased with Proceeds from Securities Lending Collateral	3,877,794	-	-	-	3,877,794
Short-Term Investments	879,848	879,848	-	-	-
Total Assets	$22,070,309	$18,192,513	$-	$2	$3,877,794

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.